OTHER CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
MLSE put liability	$ 3,316	$ 0
Current portion of provisions	19	22
Current portion of derivative instruments	49	64
Current portion of residual value return provision liability	152	120
Other	295	276
Total other current liabilities	$ 3,831	$ 482